SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation	(a) Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).
Basis of consolidations

(b) Basis of consolidations

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Areas where management uses subjective judgment include, but not limited to, net realizable value for inventory, useful lives and residual values of long-lived assets, valuation allowances for deferred tax assets, credit losses of financial instruments and impairment losses of long–lived assets. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Concentration of credit risk

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, notes receivable, and other receivable included in the account of prepaid expenses and other current assets.

As of December 31, 2024 and 2025, all of the Group’s cash, cash equivalents, restricted cash and short-term investments were held by major financial institutions in the PRC and international institutions outside of the PRC which management believes are of high credit ratings and no significant credit risk exists for these accounts. The Group’s notes receivable mainly comprises bank acceptance notes issued by banks which management believes are of high credit ratings and no significant credit risk exists for this account.

Cash, cash equivalents and restricted cash

(e) Cash, cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Restricted cash are bank deposits restricted to withdrawal or use under the terms of certain contractual agreements. The Company determines current or non-current classification of restricted cash based on the expected duration of the restriction.

Notes receivable and payable

(f) Notes receivable and payable

As of December 31, 2024 and 2025, notes receivable represents bank acceptance drafts that are non-interest bearing and due within three to twelve months. During the year ended December 31, 2024 and 2025, bank’s acceptance notes were used to collect payments or settle payables based on an administrative convenience, given these notes are readily convertible to known amounts of cash. In accordance with the procurement agreements, whether to use cash or bank acceptance notes to settle the payables is at the Group’s discretion, and this selection does not impact the agreed contractual purchase prices. The Group accounts for the transfer of bank acceptance notes, including endorsing bank acceptance notes to suppliers and discounting the notes to other banks, as a sale of financial instrument, and derecognizes the notes receivables accordingly. The Group is not directly involved in the cash exchange based on convenience; therefore the Group still reports corresponding receipts and disbursements as cash flows from operating activities on the consolidated statements of cash flows.

Investments

(g) Investments

Investments consist of financial products of the following types:

Structured financial products

The structured financial products are mainly deposits due within 6 months with secured principal and variable interest rates and are restricted as to withdrawal before maturity. The Company elects to adopt the fair value option in accordance with ASC 825 Financial Instruments for such financial products. Changes in the fair value of the investments are recorded as investment income in the consolidated statements of operations.

Fixed term deposit products

The fixed term deposit products have original maturities longer than three months are either classified as held-to-maturity investments when the Company expects to receive all the principals and has the positive intent and ability to hold them to maturity, or elected as fair value option for measurement. Held-to-maturity investments are recorded at amortized cost and are classified as fixed term deposit within one year or fixed term deposit over one year according to their contractual maturity. Term deposit over one year is reclassified as term deposit within one year when their contractual maturity date is less than one year. For held-to-maturity investments, the Company evaluates current expected credit losses (“CECL”) upon acquisition at the pool level based on available information relevant to assessing the collectability of cash flows. An expected credit loss will be recognized as an allowance through earnings if the net amount of cash flow expected to be collected is less than the amortized cost basis. Investments under fair value option measurement are recorded as short-term investments in the consolidated balance sheets and changes in the fair value of the investments are recorded as investment income in the consolidated statements of operations.

Allowance for expected credit losses

(h) Allowance for expected credit losses

The Group applies a CECL model for financial instruments measured at amortized cost, including notes receivable, amount due from related parties and other receivable. The Group estimates expected credit losses based on historical experience, the age of the receivable balances, credit quality of its counterparties, economic conditions, and other factors that may affect its ability to collect from the counterparties. The allowance for credit losses was nil, $18.1 million and $18.5 million for the years ended December 31, 2023, 2024 and 2025.

The movement of allowance for expected credit loss of other receivable for the years ended December 31, 2023, 2024 and 2025 are as follows:

Total allowance for expected credit losses
Balance at December 31, 2022 and 2023	$—
Credit loss	18,072
Write-offs	—
Balance at December 31, 2024	18,072
Credit loss	19,394
Write-offs	—
Balance at December 31, 2025	$37,466

Property, plant and equipment

(i) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	6 years

The Group reassesses the reasonableness of the estimates of useful lives and residual values of long-lived assets when events or changes in circumstances indicate that the useful lives and residual values of a major asset or a major category of assets may not be reasonable. Factors that the Group considers in deciding when to perform an analysis of useful lives and residual values of long-lived assets include, but are not limited to, significant variance of a business or product line in relation to expectations, significant deviation from industry or economic trends, and significant changes or planned changes in the use of the assets. The analysis will be performed at the asset or asset category with reference to the assets’ conditions, current technologies, market, and future plan of usage and the useful lives of the similar assets of the major competitors.

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the costs of such assets. The Group capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. Interest expense capitalized was nil for the years ended December 31, 2023, 2024 and 2025.

Inventories

(j) Inventories

Inventories are stated at lower of cost or net realizable value. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated net realizable value based on historical and forecasted demand. Estimated net realizable value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The aggregate write-down to inventories was $4.5 million, $81.4 million and $21.5 million for the years ended December 31, 2023, 2024 and 2025 and was recorded in the cost of revenues in the consolidated statements of operations.

Prepaid land use rights

(k) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The purchase price of land use right represents the operating lease prepayments for the rights to use the land in the PRC under ASC 842 and is amortized over the remaining lease term. The Group recorded lease expenses of $2.4 million, $3.3 million and $3.4 million, for the years ended December 31, 2023, 2024 and 2025, respectively.

Long-lived assets impairment

(l) Long-lived assets impairment

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when performing an impairment review include, but are not limited to, significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that’s related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of asset group that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group’s carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group’s carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions including revenue growth rate, estimated costs, and discount rate. These assumptions might be affected by expectations about future market and economic conditions.

The Group recognized impairment losses of nil, $175.6 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

Notes payable

(m) Notes payable

The Company enters into arrangements with banks whereby the banks issue notes to the Company’s suppliers, effectively extending the payment terms of the related accounts payable. Suppliers may present these notes to a bank, including the issuing bank, prior to the stated maturity date, generally at a discount to face value. The Company is typically required to maintain restricted cash deposits with the issuing banks, which are used to immediately repay the bank upon settlement of the notes. Because the bank settlements are immediately repaid using the Company’s restricted cash and other deposits held at the same banks, the notes payable do not represent cash borrowings. As of December 31, 2024 and 2025, notes payable totaled $6,822 and $103,035, respectively. The Group is not directly involved in the cash exchange based on convenience; therefore the Group still reports corresponding receipts and disbursements as cash flows from operating activities on the consolidated statements of cash flows.

Lease

(n) Lease

The Group adopted ASC 842, Lease on January 1, 2019. As of December 31, 2025, the Group has lease for its third-party warehouses. At the commencement of the lease, management determines its classification as an operating lease. The Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset during the lease term. The future fixed lease payments are discounted using the incremental borrowing rate, as the rate implicit in the lease is not readily determinable.

Given the Group has only one leased property, the financial impact in the consolidated balance sheet and statement of operations is immaterial.

Revenue recognition

(o) Revenue recognition

The Group recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers.

The Group recognizes sales of polysilicon at a point in time following the transfer of control of its products to the customers according to the terms of the underlying contracts. For domestic sales, the transfer of control occurs upon delivery. For export sales, the transfer of control occurs upon completion of Customs clearance or delivery of goods to the designated carrier. The Group’s standalone selling prices are based on the prices charged to customers for the single performance obligation which is the sale of polysilicon. The following table presents the amounts for domestic sales and export sales:

	Year ended December 31,
	2023	2024	2025
Domestic sales	$2,279,756	$1,013,869	$660,017
Export sales	27,939	15,211	5,398
Total	$2,307,695	$1,029,080	$665,415

Variable consideration that could affect the Group’s reported revenues is sales returns, which is recorded as a reduction of revenues. Return rights of defective products are typically contractually limited within a period ranging from 3 to 30 days upon acceptance. Product returns were not material during the years ended December 31, 2023, 2024 and 2025. No warranties, incentives, or rebates arrangements has been offered to the customers.

For substantially all of the sales arrangements, the Group requires advanced payments prior to shipments. Advances from customers are to secure polysilicon supply, which are applied against future purchases and deducted according to the agreed proportion. Contract liabilities represent the obligations to transfer polysilicon for which the Group has received considerations from customers. The Group refers to contract liabilities as “advances from customers” on the consolidated financial statements. The balance of advances from customers inclusive of the short-term and long-term portion was $58.7 million and $62.0 million as of December 31, 2024 and 2025, respectively. Revenue recognized from the beginning advances from customers balance as of January 1, 2024 and January 1, 2025 during the years ended December 31, 2024 and 2025 was $149.0 million and $37.2 million, respectively. The ending balance of advances from customers was $62.0 million as of December 31, 2025, of which $48.8 million is expected to be recognized in revenue within one year.

The Group receives long-term advance payments from some customers according to the contracts. The Group considers these contracts contain significant financing component due to the length of time between the customers’ payment and the transfer of control of the goods. When a significant financing component has been identified, the transaction price for these contracts is discounted, using the rate that would be reflected in a separate financing transaction at contract inception.

Practical Expedients and Exemptions

The Group applies the practical expedient for short-term advances received from customers and long-term advance payments - short term portion. That is, the promised amount of consideration is not adjusted for the effects of a financing component if the period between the transfer of the promised good or service and the payment is one year or less.

The Group elects not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Cost of revenues

(p) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials and inventory write - down, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees. Cost of revenues does not include shipping and handling expenses, therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

Shipping and handling

(q) Shipping and handling

Costs to ship products to customers are recorded as selling, general and administrative expenses in the consolidated statements of operations, which amounted to $14.3 million, $11.4 million and $6.9 million, for the years ended December 31, 2023, 2024 and 2025, respectively.

Research and development expenses

(r) Research and development expenses

Research and development expenses include materials, low-value consumption goods and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred. The Group’s research and development activities are mainly focused on technical improvements to increase production volume and efficiency, and to lower unit cost.

Government subsidies

(s) Government subsidies

The Group occasionally receives unrestricted cash subsidies from local government agencies. The government agencies, at their discretion, determine the amount of the subsidies with reference to fixed assets and land use right payments, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2023, 2024 and 2025 were $85.5 million, $3.3 million and $4.1 million respectively. Government subsidies related to funding purchase of fixed assets are recorded as long term liabilities and amortized on a straight-line basis over the useful life of the associated asset in other operating income, net. Government grants related to fixed assets were immaterial for the years ended December 31, 2023, 2024 and 2025.

Income taxes

(t) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change.

Share-based compensation

(u) Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of operations based on the fair value of equity awards at the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The share-based compensation expense related to an award that contains both service-based and performance-based vesting condition will be recognized when it is probable that the performance-based condition will be met. The share-based compensation expense related to the award with performance-based vesting condition is recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

The fair value of share options is determined using the Binomial option pricing model and the fair value of restricted share units (“RSUs”) is determined with reference to the fair value of the underlying equity share at the grant date. The probability of the performance condition to be met is not reflected when determining the fair value of the award. The Group has made an estimate of expected forfeiture based on historical experience of forfeiture and is recognizing compensation costs only for those equity awards expected to vest.

The share-based compensation expenses are categorized as either selling, general and administrative expenses, cost of sales, or research and development expenses depending on the job functions of the grantees. The compensation cost arising from share-based payment awards may be capitalized as part of an asset, if a grantee’s compensation is included in the cost of acquiring or constructing an asset, in the same manner as cash compensation.

In September 2022, Xinjiang Daqo, a subsidiary of the Company, adopted its 2022 Restricted Stock Incentive Plan (“2022 PRC Incentive Plan”) and granted stock options of Xinjiang Daqo to its directors, senior executives and other personnel deemed necessary by the board of directors of Xinjiang Daqo to purchase Xinjiang Daqo’s shares. The fair value of such stock options is determined using Black-Scholes option-pricing model based on the estimated fair value of the ordinary share of Xinjiang Daqo on the grant date.

A change in any of the terms or conditions of share options is accounted for as modification of stock options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

For the years ended December 31, 2023, 2024 and 2025, the Group recognized share-based compensation cost of $149.8 million, $68.1 million and $55.8 million, respectively. The following table presents the amounts recognized as expenses in the consolidated statements of operations and the amounts capitalized as part of an asset on the consolidated balance sheets:

	Year ended December 31,
	2023	2024	2025
Selling, general and administrative expenses	$121,115	$72,424	$55,817
Cost of revenues*	20,307	(545)	—
Research and development expenses	496	(89)	—
Property, plant and equipment, net*	7,840	(3,709)	—
Total	$149,758	$68,081	$55,817
*

The negative amount in the share-based compensation cost is mainly attributed to the failure to meet the performance criteria for the third vesting period of the 2022 PRC Incentive Plan resulting in the reversal of previously accrued share-based compensation cost related to that specific grant.

Earnings (losses) per ordinary share

(v) Earnings (losses) per ordinary share

Basic earnings (losses) per ordinary share is computed by dividing the net income attributable to ordinary shares holders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings (losses) per ordinary share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents are excluded from the computation of the diluted earnings per share in years when their effect would be anti - dilutive. Diluted earnings per share is computed using the treasury stock method.

When the Group has a non-controlling interests in a consolidated subsidiary, the Group calculates basic and diluted earnings (losses) per share at the subsidiary level to determine income from continuing operations and net income or loss attributable to the parent in the calculation of basic and diluted earnings (losses) per share of the consolidated group.

Foreign currency translation

(w) Foreign currency translation

The reporting currency of the Group is the United States dollar (“U.S. dollar”). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company’s subsidiaries in the PRC are maintained in Chinese Renminbi (“RMB”), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts (other than earnings generated in the current period) are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the statement of changes in equity and comprehensive income (loss).

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People’s Republic of China, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents, restricted cash, short-term investment and fixed term deposit within one year denominated in RMB amounted to $2,135.2 million and $2,066.6 million as of December 31, 2024 and 2025, respectively.

Comprehensive income (loss)

(x) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners, and included net income and foreign currency translation adjustments. As of December 31, 2023, 2024 and 2025, accumulated other comprehensive income (loss) was comprised entirely of foreign currency translation adjustments, net of tax.

Fair value of financial instruments

(y) Fair value of financial instruments

The Group estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

●	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
●	Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
●	Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, notes receivable, amount due from related parties, fixed term deposit within one year, fixed term deposit over one year, other receivable, accounts payable, notes payable, payables for purchase of property, plant and equipment and amounts due to related parties. The carrying amounts of these short-term financial instruments, other than short-term investments which is subject to recurring fair value measurement, approximate their fair values due to the short-term maturity of these instruments. The carrying amount of fixed term deposit over one year approximate its fair values as its interest rates are comparable to the prevailing interest rates in the market.

Non-controlling interest

(z) Non-controlling interest

The Group classified the ownership interest in the consolidated entity held by a party other than the Group to non-controlling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the non-controlling interest on the face of the consolidated statements of operations.

Treasury shares

(aa) Treasury shares

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. When treasury stock is retired, treasury stock is reduced by the cost of such stock on the first-in, first-out basis and an excess of repurchase price over par or stated value is allocated between additional paid-in capital and retained earnings.

Recently accounting pronouncements

(ab) Recently accounting pronouncements

Recently adopted accounting pronouncement

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. Entities are required to disclose income/(loss) from continuing operations before income tax expense/(benefit) disaggregated between domestic and foreign, as well as income tax expense/(benefit) from continuing operations disaggregated by federal, state and foreign. The Company has adopted this accounting standard as of January 1, 2025, which impacts annual disclosures only and does not impact results of operations, financial position, or cash flow, and the related disclosures are included in Note 8, Income Taxes in the Notes to the consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). In January 2025, the FASB issued ASU No. 2025-01, which clarifies the effective date of ASU No. 2024-03. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the year ending December 15, 2026. Early adoption is permitted. The Group is evaluating the impact of the adoption of this guidance.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet remain unchanged throughout the remaining life of the asset. The amendment is effective for annual reporting periods beginning after December 15, 2025, and requires prospective application. The Group is evaluating the impact of the adoption of this guidance.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years with early adoption permitted. The Group is currently assessing the effect of this update on its disclosure.